Consolidated Statements Of Financial Position $ in Thousands, ₩ in Millions	Dec. 31, 2020 KRW (₩)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)
ASSETS [Abstract]
Cash and cash equivalents	₩ 9,990,983		$ 9,198,953	₩ 6,392,566
Financial assets at fair value through profit or loss ("FVTPL")	14,762,941		13,592,617	8,069,144
Financial assets at fair value through other comprehensive income ("FVTOCI")	30,028,929		27,648,402	27,730,531
Securities at amortized cost	17,020,839		15,671,521	20,320,539
Loans and other financial assets at amortized cost	320,106,078	[1]	294,729,839	293,717,693	[1]
Investments in joint ventures and associates	993,291		914,548	806,360
Investment properties	387,464		356,748	280,239
Premises and equipment	3,287,198		3,026,607	3,364,716
Intangible assets	792,077		729,286	844,110
Assets held for sale	60,002		55,245	10,556
Net defined benefit asset	5,658		5,209	2,582
Current tax assets	75,655		69,657	47,367
Deferred tax assets	46,088		42,435	39,544
Derivative assets (Designated for hedging)	174,820		160,962	121,131
Other assets	1,348,994		1,242,053	233,646
Total assets	399,081,017		367,444,082	361,980,724
LIABILITIES [Abstract]
Financial liabilities at fair value through profit or loss ("FVTPL")	6,813,822		6,273,660	2,958,302
Deposits due to customers	291,477,279		268,370,573	264,685,578
Borrowings	20,745,466		19,100,880	18,998,920
Debentures	37,479,358		34,508,202	30,858,055
Provisions	501,643		461,876	443,980
Net defined benefit liability	52,237		48,096	92,470
Current tax liabilities	370,718		341,330	182,690
Deferred tax liabilities	160,250		147,546	134,322
Derivative liabilities (Designated for hedging)	64,769		59,634	6,837
Other financial liabilities	14,215,817		13,088,865	17,706,767
Other liabilities	473,813		436,252	420,471
Total liabilities	372,355,172		342,836,914	336,488,392
EQUITY [Abstract]
Owners' equity	23,053,608		21,226,046	21,510,370
Capital stock	3,611,338		3,325,051	3,611,338
Hybrid securities	1,895,366		1,745,112	997,544
Capital surplus	626,111		576,476	626,295
Other equity	(2,347,472)		(2,161,377)	(2,249,322)
Retained earnings	19,268,265	[2],[3]	17,740,784	18,524,515	[2],[3]
Non-controlling interests	3,672,237	[4]	3,381,122	3,981,962	[4]
Total equity	26,725,845		24,607,168	25,492,332
Total liabilities and equity	₩ 399,081,017		$ 367,444,082	₩ 361,980,724

[1]	Cash and cash equivalents are not included.
[2]	The earned surplus reserve in retained earnings amounted to 62,830 million Won as of December 31, 2020 in accordance with the Article 53 of the Financial Holding Company Act.
[3]	The regulatory reserve for credit loss in retained earnings amounted to 2,356,246 million Won and 2,547,547 million Won as of December 31, 2019 and 2020, respectively in accordance with the relevant article.
[4]	The hybrid securities issued by Woori Bank amounting to 3,660,814 million Won and 3,105,070 million Won as of December 31, 2019 and 2020, respectively, are recognized as non-controlling interests. 134,421 million Won and 162,362 million Won of dividends for the hybrid securities are allocated to net profit and loss of the non-controlling interests for the years ended December 31, 2019 and 2020, respectively.